Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows Used in Operating Activities
Net loss	$ (24,507)	$ (31,887)	$ (66,304)	$ (70,130)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	624	650	1,374	1,344
Amortization of intangible assets	1,255	3,026	6,082	5,107
Amortization of right of use asset	158	353	706	677
Stock based compensation	570	2,274
Amortization of warrant liability to redemption value	20
Stock options and restricted stock awards granted to employees and consultants for services			3,656	10,879
Earnout expense valuation benefit		(2,827)	(2,827)	6,524
Gain on settlement with FOXO	(1,142)
Loss on exchange of debt for equity				30
Amortization of debt issuance costs	1,686	(92)	489	224
Accrued interest income, related party			(278)	(1,627)
Provision for doubtful accounts			(32)	121
Unrealized gain/loss on note		344	1,707	(92)
Unrealized loss on foreign currency transactions	(178)
Distribution of equity method investment shares to employees as compensation	666
Provision for inventory obsolescense			10	300
Recovery for valuation allowance for held for sale loan				(7,345)
Gain on settlement of related party promissory note				(49,817)
Deferred income tax	2,591	(1)	(1)	(2,593)
Unrealized loss on equity securities	58	1,256	7,904	57,067
Impairment of goodwill		7,570	12,199	14,789
Gain on fair value of warrant liability	71
Loss on disposal of property and equipment			1	24
Realized loss on sale of equity securities			151
Unrealized loss on equity method investment			1,784
Gain on conversion of note receivable			(791)
Other	22	181	211	235
Changes in operating assets and liabilities:
Accounts receivable and other receivables	(1,016)	361	(115)	(313)
Inventory	(779)	285	(565)	(112)
Prepaid expenses and other current assets	890	1,357	1,375	(4,006)
Other assets	(4)	25	33	199
Accounts payable	(634)	(1,498)	182	391
Accrued liabilities	3,796	542	858	490
Income tax liabilities	(119)	(40)	119	16
Deferred revenue	325	(1,096)	(1,214)	817
Operating lease obligation	(158)	(327)	(677)	(658)
Other liabilities				328
Net Cash Used in Operating Activities	(15,805)	(19,544)	(33,963)	(37,131)
Cash Flows Used in Investing Activities
Purchase of property and equipment	(45)	(140)	(245)	(346)
Investment in capitalized software	(135)	(306)	(948)	(1,019)
Purchases of short term investments				(2,000)
Sale of short term investments				2,000
Purchases of treasury bills				(63,362)
Sales of treasury bills		43,001	43,001	28,000
Proceeds from repayment of note receivable	150
Sales of equity securities			229
Purchase of convertible note		(5,500)	(5,500)
Issuance of note receivable	(450)		(150)
Investment in Systat licensing agreement				(900)
Purchase of intangible assets				(4)
Acquisition of Intranav				(1,023)
Acquisition of Game Your Game				184
Acquisition of CXApp				(14,977)
Acquisition of Visualix				(61)
Net Cash (Used in) Provided By Investing Activities	(480)	37,055	36,387	(53,508)
Cash From Financing Activities
Net proceeds from issuance of preferred stock		46,906	46,906	50,585
Net proceeds from issuance of common stock and warrants				77,852
Net proceeds from promissory note	125	364	12,339
Net proceeds from ATM	20,383
Taxes paid related to net share settlement of restricted stock units		(336)	(336)	(1,855)
Net proceeds from the issuance of warrants	1,409
Loans to related party				(117)
Net proceeds for registered direct offering			14,088
Common shares issued for net proceeds from warrants	1		1
Distribution to shareholders related to spin-off of CXApp	(10,003)
Repayment of CXApp acquisition liability	(197)	(1,847)	(5,136)	(461)
Repayment of acquisition liability to Nanotron shareholders				(467)
Repayment of acquisition liability to Locality shareholders				(500)
Net Cash Provided By (Used In) Financing Activities	11,718	(4,163)	(34,586)	125,037
Effect of Foreign Exchange Rate on Changes on Cash	13	(73)	(83)	86
Net (Decrease)/Increase in Cash and Cash Equivalents	(4,554)	13,275	(32,245)	34,484
Cash and Cash Equivalents – Beginning of period	20,235	52,480	52,480	17,996
Cash and Cash Equivalents – End of period	15,681	65,755	20,235	52,480
Cash and cash equivalents			10,235	42,480
Cash included in current assets of discontinued operations			10,000	10,000
Cash and Cash Equivalents – End of Year			20,235	52,480
Supplemental Disclosure of cash flow information:
Interest		2	2	3
Income Taxes	7	100	125	2,389
Non-cash investing and financing activities
Common shares issued for extinguishment of debt	3,446	2,000	3,650	2,500
Noncash debt modification fees	144
Marketable securities received for settlement of FOXO	1,142
Common shares issued for CXApp Earnout Payment		3,697
Right-of-use asset obtained in exchange for lease liability			284	401
Settlement of Sysorex Note				7,462
Investment in equity securities through conversion of note receivable			6,776	58,905
Common shares issued for CXApp acquisition			3,697	10,000
Common shares issued for Game Your Game acquisition				1,403
Common shares issued for Visualix asset acquisition				429
Preferred shares converted into common shares				9,500
Common shares issued in exchange for warrants		14	14
Noncash net assets distribution to shareholders related to spin-off of CXApp	14,227
Series 7 Preferred Stock
Cash From Financing Activities
Cash paid for redemption of preferred stock series		$ (49,250)	(49,250)
Series 8 Preferred Stock
Cash From Financing Activities
Cash paid for redemption of preferred stock series			$ (53,198)